Cover	Apr. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: In anticipation of our annual filing, the Company is filing this amendment to its Current Report on Form 8-K which was filed April 21, 2021 in which the Company reported that it had not yet received a response letter from its previous independent auditor with regard to the above referenced Form 8-K
Document Period End Date	Apr. 15, 2021
Entity File Number	001-37899
Entity Registrant Name	SCWORX CORP.
Entity Central Index Key	0001674227
Entity Tax Identification Number	47-5412331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(844)
Local Phone Number	472-9679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	WORX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false